SIGNIFICANT ACCOUNTING POLICIES - IPP solar parks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) CGU	Dec. 31, 2018 USD ($) CGU	Dec. 31, 2017 USD ($) CGU
Summary Of Significant Accounting Policies [Abstract]
Number of cash generating unit	111	129	117
Number of CGU performed for impairment tests	48	27	37
Number of CGU performed loss on impairment tests	13	27	3
Impairment provided for the year | $	$ 2,886	$ 4,541	$ 5,221